NYSE Regulation

Certpac
1-15897

VIA FACSIMILE AND U.S. MAIL
August 30, 2007

RECEIVED
AUG 3 0 2007
The Division of
Investment Management

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: iShares Trust—Original Listing

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on August 27, 2007) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

iShares Lehman Aggregate Bond Fund
iShares Lehman 1-3 Year Treasury Bond Fund
iShares Lehman 7-10 Year Treasury Bond Fund
iShares Lehman 20+ Year Treasury Bond Fund
iShares iBoxx $ ~~InvesTop~~ Investment Grade Corporate Bond Fund

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

PROCESSED
SEP 1 7 2007
THOMSON
FINANCIAL

Enclosure

cc: Ms. Kym A. Ryan, Mutual Fund Administration, iShares Trust, 45 Fremont Street, San Francisco, California 94105

07060303

END